Equity Transactions (Details) - USD ($)	Aug. 15, 2023	Sep. 12, 2022	Feb. 22, 2022	Feb. 01, 2022	Nov. 01, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Transactions [Line Items]
Common stock, shares authorized						1,000,000,000	1,000,000,000	1,500,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized						100,000,000	100,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Common stock, shares issued						19,863,515	15,130,393	1,044,861,360
Common stock, shares outstanding						19,863,515	15,130,393	1,044,861,360
Preferred stock, shares issued						0	0
Preferred stock, shares outstanding						0	0
Reverse split	1-for-2500	1-for-2500		1-for-2500	1-for-2500
Stock purchase	100,000	2,000,000		1,666,667
Common stock, value (in Dollars)		$ 500,000		$ 250,000		$ 1,986	$ 1,513	$ 104,486
Restricted common stock			1,000,000
Restricted common stock (in Dollars)	$ 25,000
Restricted common stock per value (in Dollars per share)	$ 0.25
Series B Preferred Stock [Member]
Equity Transactions [Line Items]
Preferred stock, shares authorized							500,000	500,000
Preferred stock, par value (in Dollars per share)							$ 0.001	$ 0.001
Preferred stock, shares issued								405,250
Preferred stock, shares outstanding								405,250
Series C Preferred Stock [Member]
Equity Transactions [Line Items]
Preferred stock, shares authorized							5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Preferred stock, shares issued							1,000,000	1,000,000
Preferred stock, shares outstanding							1,000,000	1,000,000
Preferred Class B [Member]
Equity Transactions [Line Items]
Preferred stock, shares issued							405,250	405,250
Preferred stock, shares outstanding							405,250	405,250
Common Stock [Member]
Equity Transactions [Line Items]
Common stock, shares authorized							1,500,000,000
Common stock, par value (in Dollars per share)		$ 0.25	$ 0.0014	$ 0.15			$ 0.0001
Common Stock [Member] | Preferred Class B [Member]
Equity Transactions [Line Items]
Common stock, shares issued							1,044,861,360	1,044,861,360
Common stock, shares outstanding							1,044,861,360	1,044,861,360
Restricted Common Stock [Member]
Equity Transactions [Line Items]
Reverse split	1-for-2500
Stock purchase	300,000
Restricted common stock (in Dollars)	$ 75,000
Restricted common stock per value (in Dollars per share)	$ 0.25